Income Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 10,165,947	$ 6,735,213
Other assets	237,778	214,120
Share-based compensation	8,424,224	833,584
Operating lease liabilities	142,939	172,133
Financial liabilities		110
Accounts receivable, net	189,556	164,722
Accrued expenses and other current liabilities	426,520	589,247
Other non-current liabilities	72,531	81,465
Total deferred tax assets	19,659,495	8,790,594
Deferred tax liabilities:
Property, equipment and deposits, net	(569,632)	(2,577,631)
Operating lease right of use assets	(209,337)	(255,935)
Other assets		(36,910)
Other	(166,924)	(321,030)
Total deferred tax liabilities:	(945,893)	(3,191,506)
Less valuation allowance	(18,713,602)	(5,599,088)
Net deferred tax assets